As filed with the Securities and Exchange Commission on July 6, 2017

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 273	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 275	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	On July 14, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

This filing relates solely to BlackRock Multi-Asset Income Portfolio.

Explanatory Note

This Post-Effective Amendment No. 273 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 275 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 14, 2017, the effectiveness of the registration statement for BlackRock Multi-Asset Income Portfolio (the “Fund”), filed in Post-Effective Amendment No. 228 on December 19, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 273 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 228 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds II (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 273 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on July 6, 2017.

BlackRock Funds II (Registrant) on behalf of its series, BlackRock Multi-Asset Income Portfolio

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 273 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKi	Trustee, President and Chief Executive Officer	July 6, 2017
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	July 6, 2017
(Neal J. Andrews)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

HENRY GABBAY*	Trustee
(Henry Gabbay)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ BENJAMIN ARCHIBALD
(Benjamin Archibald, Attorney-In-Fact)	July 6, 2017

787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

July 6, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II
Post-Effective Amendment No. 273 to Registration Statement on Form N-1A
Securities Act File No. 333-142592
Investment Company Act File No. 811-22061

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of BlackRock Funds II, a Massachusetts business trust (the “Trust”), Post-Effective Amendment No. 273 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment relates to the following fund (the “Fund”), a series of the Trust:

S000020792	BlackRock Multi-Asset Income Portfolio

The previous filings relating to the Fund are:

PEA No.	Date Filed	Form Type	Automatic Effective Date
272	June 29, 2017	BXT	July 7, 2017
270	June 15, 2017	BXT	June 30, 2017
268	June 9, 2017	BXT	June 16, 2017
267	June 7, 2017	BXT	June 12, 2017
266	June 1, 2017	BXT	June 8, 2017

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

264	May 25, 2017	BXT	June 2, 2017
263	May 18, 2017	BXT	May 26, 2017
261	May 11, 2017	BXT	May 19, 2017
258	May 4, 2017	BXT	May 12, 2017
254	April 27, 2017	BXT	May 5, 2017
253	April 21, 2017	BXT	April 28, 2017
251	April 7, 2017	BXT	April 24, 2017
250	March 30, 2017	BXT	April 10, 2017
248	March 16, 2017	BXT	March 31, 2017
243	February 16, 2017	BXT	March 17, 2017

The Amendment designates an effective date of July 14, 2017 pursuant to Rule 485(b)(1)(iii) under the 1933 Act.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana